CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Class B Ordinary Shares Common Stock	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning Balance (in shares) at Jan. 23, 2020	0
Beginning Balance at Jan. 23, 2020	$ 0		$ 0	$ 0	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor (in shares)	25,000,000
Issuance of Class B ordinary shares to Sponsor	$ 2,500		22,500		25,000
Net income (loss)				(13,845)	(13,845)
Ending Balance (in shares) at Dec. 31, 2020	25,000,000
Ending Balance at Dec. 31, 2020	$ 2,500		22,500	(13,845)	11,155
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount			(22,500)	(84,494,894)	(84,517,394)
Net income (loss)				15,849,072	15,849,072
Ending Balance (in shares) at Dec. 31, 2021	25,000,000	25,000,000
Ending Balance at Dec. 31, 2021	$ 2,500		0	(68,659,667)	(68,657,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)			0	17,063,156	17,063,156
Ending Balance (in shares) at Mar. 31, 2022	25,000,000
Ending Balance at Mar. 31, 2022	$ 2,500		0	(51,596,511)	(51,594,011)
Beginning Balance (in shares) at Dec. 31, 2021	25,000,000	25,000,000
Beginning Balance at Dec. 31, 2021	$ 2,500		0	(68,659,667)	(68,657,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount				(13,282,491)	(13,282,491)
Net income (loss)				20,983,590	20,983,590
Ending Balance (in shares) at Dec. 31, 2022	25,000,000	25,000,000
Ending Balance at Dec. 31, 2022	$ 2,500		0	(60,958,568)	(60,956,068)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A ordinary shares to redemption amount			0	(8,189,193)	(8,189,193)
Net income (loss)			0	(10,338,862)	(10,338,862)
Ending Balance (in shares) at Mar. 31, 2023	25,000,000	25,000,000
Ending Balance at Mar. 31, 2023	$ 2,500		$ 0	$ (81,800,909)	$ (81,798,409)